Significant subsidiaries and equity method investments (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 BANK-now AG CHF	Dec. 31, 2012 Credit Suisse Group Finance (U.S.) Inc. USD ($)	Dec. 31, 2012 Credit Suisse Group (Guernsey) V Limited CHF	Dec. 31, 2012 Credit Suisse Trust AG CHF	Dec. 31, 2012 Credit Suisse Trust Holdings Limited GBP (£)	Dec. 31, 2012 CS LP Holdings AG CHF	Dec. 31, 2012 Inreska Limited GBP (£)	Dec. 31, 2012 Neue Aargauer Bank AG CHF	Dec. 31, 2012 Savoy Hotel Baur en Ville AG CHF	Dec. 31, 2012 Credit Suisse AG CHF	Dec. 31, 2012 AJP Cayman Ltd JPY (¥)	Dec. 31, 2012 Banco Credit Suisse (Brasil) S.A. BRL	Dec. 31, 2012 Banco Credit Suisse (Mexico), S.A. MXN	Dec. 31, 2012 Banco de Investimentos Credit Suisse (Brasil) S.A. BRL	Dec. 31, 2012 Boston Re Ltd. USD ($)	Dec. 31, 2012 CJSC Bank Credit Suisse (Moscow) USD ($)	Dec. 31, 2012 Column Financial, Inc. USD ($)	Dec. 31, 2012 Credit Suisse (Australia) Limited AUD	Dec. 31, 2012 Credit Suisse (Brasil) Distribuidora de Titulos e Valoes Mobiliarios S.A. BRL	Dec. 31, 2012 Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliarios BRL	Dec. 31, 2012 Credit Suisse (Deutschland) Aktiengesellschaft EUR (€)	Dec. 31, 2012 Credit Suisse (France) EUR (€)	Dec. 31, 2012 Credit Suisse (Gibraltar) Limited GBP (£)	Dec. 31, 2012 Credit Suisse (Guernsey) Limited USD ($)	Dec. 31, 2012 Credit Suisse (Hong Kong) Limited HKD	Dec. 31, 2012 Credit Suisse (Italy) S.P.A. EUR (€)	Dec. 31, 2012 Credit Suisse (Luxembourg) S.A. CHF	Dec. 31, 2012 Credit Suisse (Luxembourg) S.A. (Bank)	Dec. 31, 2012 Credit Suisse (Monaco) S.A.M. EUR (€)	Dec. 31, 2012 Credit Suisse (Poland) SP. z o.o PLN	Dec. 31, 2012 Credit Suisse (Qatar) LLC USD ($)	Dec. 31, 2012 Credit Suisse (Singapore) Limited SGD	Dec. 31, 2012 Credit Suisse (UK) Limited GBP (£)	Dec. 31, 2012 Credit Suisse (USA), Inc. USD ($)	Dec. 31, 2012 Credit Suisse Alternative Capital, LLC USD ($)	Dec. 31, 2012 Credit Suisse Asset Management Funds (UK) Limited GBP (£)	Dec. 31, 2012 Credit Suisse Asset Management Funds S.p.A. S.G.R. EUR (€)	Dec. 31, 2012 Credit Suisse Asset Management Fund Services (Luxembourg) S.A.C CHF	Dec. 31, 2012 Credit Suisse Asset Management (UK) Holding Limited GBP (£)	Dec. 31, 2012 Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH EUR (€)	Dec. 31, 2012 Credit Suisse Asset Management International Holding Ltd CHF	Dec. 31, 2012 Credit Suisse Asset Management Investments Ltd CHF	Dec. 31, 2012 Credit Suisse Asset Management Ltd GBP (£)	Dec. 31, 2012 Credit Suisse Asset Management, LLC USD ($)	Dec. 31, 2012 Credit Suisse Business Analytics (India) Private Limited INR	Dec. 31, 2012 Credit Suisse Capital (Guernsey) I Limited USD ($)	Dec. 31, 2012 Credit Suisse Capital Funding, Inc. USD ($)	Dec. 31, 2012 Credit Suisse Capital LLC USD ($)	Dec. 31, 2012 Credit Suisse Energy LLC USD ($)	Dec. 31, 2012 Credit Suisse Equities (Australia) Limited AUD	Dec. 31, 2012 Credit Suisse Finance (Guernsey) Limited USD ($)	Dec. 31, 2012 Credit Suisse Finance (India) Private Limited INR	Dec. 31, 2012 Credit Suisse First Boston (Latin America Holdings) LLC USD ($)	Dec. 31, 2012 Credit Suisse First Boston Finance B.V. EUR (€)	Dec. 31, 2012 Credit Suisse First Boston Mortgage Capital LLC USD ($)	Dec. 31, 2012 Credit Suisse Fund Management S.A. CHF	Dec. 31, 2012 Credit Suisse Funds AG CHF	Dec. 31, 2012 Credit Suisse Hedging-Griffo Corretora de Valores S.A. BRL	Dec. 31, 2012 Credit Suisse Holding Europe (Luxembourg) S.A. CHF	Dec. 31, 2012 Credit Suisse Holdings (Australia) Limited AUD	Dec. 31, 2012 Credit Suisse Holdings (USA), Inc. USD ($)	Dec. 31, 2012 Credit Suisse International USD ($)	Dec. 31, 2012 Credit Suisse International (Bank)	Dec. 31, 2012 Credit Suisse Leasing 92A, L.P. USD ($)	Dec. 31, 2012 Credit Suisse Life and Pensions AG CHF	Dec. 31, 2012 Credit Suisse Life (Bermuda) Ltd. USD ($)	Dec. 31, 2012 Credit Suisse Loan Funding LLC USD ($)	Dec. 31, 2012 Credit Suisse Management LLC USD ($)	Dec. 31, 2012 Credit Suisse Principal Investments Limited JPY (¥)	Dec. 31, 2012 Credit Suisse Private Equity, LLC USD ($)	Dec. 31, 2012 Credit Suisse PSL GmbH CHF	Dec. 31, 2012 Credit Suisse Securities (Canada), Inc CAD	Dec. 31, 2012 Credit Suisse Securities (Europe) Limited USD ($)	Dec. 31, 2012 Credit Suisse Securities (Hong Kong) Limited HKD	Dec. 31, 2012 Credit Suisse Securities (India) Private Limited INR	Dec. 31, 2012 Credit Suisse Securities (Japan) Limited JPY (¥)	Dec. 31, 2012 Credit Suisse Securities (Johannesburg) (Proprietary) Limited ZAR	Dec. 31, 2012 Credit Suisse Securities (Malaysia) Sdn. Bhd. MYR	Dec. 31, 2012 Credit Suisse Securities (Moscow) RUB	Dec. 31, 2012 Credit Suisse Securities (Singapore) Pte Limited SGD	Dec. 31, 2012 Credit Suisse Securities (Thailand) Limited THB	Dec. 31, 2012 Credit Suisse Securities (USA) LLC USD ($)	Dec. 31, 2012 CS Non-Traditional Products Ltd. USD ($)	Dec. 31, 2012 DLJ Mortgage Capital, Inc. USD ($)	Dec. 31, 2012 JO Hambro Investment Management Limited GBP (£)	Dec. 31, 2012 Merban Equity AG CHF	Dec. 31, 2012 SPS Holding Corporation USD ($)	Dec. 31, 2012 Whist Equity Trading LLC USD ($)	Dec. 31, 2012 PT Credit Suisse Securities Indonesia IDR	Dec. 31, 2012 Credit Suisse Hypotheken AG CHF	Dec. 31, 2012 Asset Management Finance LLC USD ($)	Dec. 31, 2012 Credit Suisse Saudi Arabia SAR	Dec. 31, 2012 Credit Suisse Founder Securities Limited	Dec. 31, 2012 E.L. and C. Baillieu Stockbroking (Holdings) Pty Ltd	Dec. 31, 2012 ICBC Credit Suisse Asset Management Co., Ltd.	Dec. 31, 2012 York Capital Management Global Advisors, LLC	Dec. 31, 2012 Credit Suisse Group Finance (Guernsey) Limited	Dec. 31, 2012 Credit Suisse Group (Guernsey) I Limited	Dec. 31, 2012 Credit Suisse Group (Guernsey) II Limited	Dec. 31, 2012 Credit Suisse Group (Guernsey) IV Limited	Dec. 31, 2012 Swisscard AECS AG	Dec. 31, 2012 SECB Swiss Euro Clearing Bank GmbH
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	88.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	58.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	98.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	99.00%	98.00%	83.00%	71.00%	33.00%	25.00%	20.00%	5.00%	100.00%	100.00%	100.00%	100.00%	50.00%	25.00%
Nominal capital in million	30.0	$ 600.0	0.1	5.0	£ 2.0	0.1	£ 3.0	134.1	7.5	4,399.7	¥ 8,025.6	53.6	1,716.7	164.8	$ 2.0	$ 37.8	$ 0	34.1	5.0	98.4	€ 130.0	€ 52.9	£ 5.0	$ 6.1	6,135.9	€ 109.6	150.0		€ 18.0	20.0	$ 20.0	743.3	£ 126.8	$ 0	$ 81.6	£ 15.5	€ 5.0	1.5	£ 144.2	€ 6.1	20.0	0.1	£ 45.0	$ 1,079.6	40.0	$ 0	$ 0	$ 737.6	$ 0	62.5	$ 0.2	1,050.1	$ 23.8	€ 0	$ 356.6	0.3	7.0	29.6	32.6	3.0	$ 4,184.7	$ 3,107.7		$ 43.9	15.0	$ 1.0	$ 0	$ 894.5	¥ 3,324.0	$ 42.2	0	3.4	$ 2,859.3	530.9	2,214.8	¥ 78,100.0	0	100.0	97.1	30.0	500.0	$ 2,847.9	$ 0.1	$ 0	£ 0	0.1	$ 0.1	$ 140.4	235,000.0	0.1	$ 341.5	300.0
Equity interest held by other subsidiary in %																											58.00%																																			98.00%
Voting rights held by other subsidiary in %																																		43.00%																												80.00%